NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
NOTES PAYABLE

Epic Corp.

On August 15, 2014, Epic Corp. issued two unsecured promissory notes to two investors, each in the principal amount of $250,000. The notes bear a 16% annual interest rate, maturing at the earlier of the sale of Epic Corp. or December 31, 2018. The notes also carry provisions that allow the holder to call the balance prior to maturity subject to early withdrawal penalties as follows: 12% if called in 2015, 8% if called in 2016 and 4% if called in 2017. On May 20, 2015, the Company and the noteholders agreed to settle 50% of the noteholders’ respective balances outstanding under the notes in consideration for the issuance of an aggregate of 233,791 shares of the common stock of Epic Corp. to each of the note holders.

On January 15, 2015, Epic Corp. issued an unsecured promissory note to an investor in the principal amount of $100,000. The note bears no interest and is due upon demand.

On March 2, 2015, the Company entered into a letter of intent with Epic Corp. pursuant to which the Company agreed to acquire all of the outstanding securities of Epic Corp. In connection with the entry into the letter of intent, on March 18, 2015, Epic Corp. entered into a loan agreement with a third party lender, pursuant to which the lender agreed to make a loan in the principal amount of $750,000 to Epic Corp. The loan bore interest at the rate of 12% per annum, and had a maturity date of September 18, 2015. As security for the secured convertible note, Epic Corp. provided the lender with security over all of its assets pursuant to the terms of a general security agreement made by Epic Corp. in favor of the lender. In connection with the closing of the Exchange Agreement on June 24, 2015, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was converted into units of the Company at a deemed conversion price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

On April 16, 2015, Epic Corp. issued a secured convertible promissory note to an investor in the principal amount of $200,000. The note bears a 23% annual interest rate and matured on June 30, 2015. The note was convertible into one Class B Unit of Epic LLC. The note is secured by all assets of Epic Corp. At the time of issuance, the Company evaluated the conversion feature and determined that the value associated with the conversion feature was $0.

In connection with the contribution of all of the assets of Epic LLC to Epic Corp., the Company offer the noteholder the opportunity to convert the note into 352,941 shares of Epic Corp.’s common stock, which represented the pro rata value provided to each Class B Unit holder at the time of the contribution. The note holder did not accept the proposed terms and as a result the note was not converted.

The note carries a break-up provision which states that the parties shall use commercially reasonable efforts to negotiate future financing and convert the then outstanding principal and interest of the note into securities of Epic Corp. The note provided that, in the event the parties were unable to agree on mutually agreeable terms on or prior to June 30, 2015, the Company was to pay the noteholder, in addition to any other amounts due and owing under the note, a break-up fee in an amount equal to $50,000. The contingent balance of $50,000 has been accrued as of September 30, 2015. As the parties were unable to finalize the negotiation of a future financing by June 30, 2015, this contingent fee became contractually due to the note holder as of July 1, 2015.. As of the date of this filing, the Company has only made interest payments and the note is in default. The Company and the note holder continue to negotiate the final terms of settlement.

On August 13, 2015, Epic Corp. issued a secured promissory note to an investor in the principal amount of $195,000. The note carried an original issue discount of $45,000, therefore $150,000 was received by the Company, net of the discount. The loan will be repaid over 126 equal payments of $1,547 over the six month term and is secured by all assets of the Company. The original issue discount was recorded as a reduction of the principal balance and is being amortized over the life of term of the note.

The balance of the note and unamortized debt discount are as follows:

September 30, 2015
Tenant Improvements	$143,929
Less accumulated depreciation and amortization	(31,909)
Tenant improvements, net	$112,020

During the three months ended September 30, 2015, the Company paid $51,071 in principal and interest. The aggregate original issue discount feature has been accreted and charged to interest expense in the amount of $13,091 during the three months ended September 30, 2015.

Atlas

On April 4, 2012, Atlas issued an unsecured promissory note to an investor in the principal amount of $100,000. The note bears a 16% annual interest rate and matures five years from the date of issuance. Atlas is required to make interest only payments until maturity, at which time the note is to be paid in full.

On August 7, 2012, Atlas issued an unsecured promissory note to an investor in the principal amount of $100,000. The note bears a 16% annual interest rate and matures five years from the date of issuance. Atlas is required to make interest only payments until maturity at which time the note is to be paid in full.

Epic Corp.

On August 15, 2014, the Company issued two unsecured promissory notes to two investors, each in the principal amount of $250,000. The notes bear a 16% annual interest rate, maturing at the earlier of the sale of the Company or December 31, 2018. The notes also carry provisions that allow the holder to call the balance prior to maturity subject to early withdrawal penalties as follows: 12% if called in 2015, 8% if called in 2016 and 4% if called in 2017.

Subsequent to the year ended December 31, 2014, the Company and the note holders agreed to settle 50% of their respective balances by way of the issuance of shares of Epic Corp.'s $0.001 par value common stock. (See Note 12 – SUBSEQUENT EVENTS for additional details)

Atlas

On October 19, 2012, the Company issued a secured promissory note in the principal amount of $200,000. The note held a 10% annual interest rate and matured twelve months from the date of issuance. The Company repaid the balance plus all interest due on September 16, 2014. The note was secured by real property owned by an officer of the Company.

On April 4, 2012, the Company issued an unsecured promissory note to an investor in the principal amount of $100,000. The note bears a 16% annual interest rate and matures five years from the date of issuance. The Company is required to make interest only payments until maturity, at which time the note is to be paid in full.

On August 7, 2012, the Company issued an unsecured promissory note to an investor in the principal amount of $100,000. The note bears a 16% annual interest rate and matures five years from the date of issuance. The Company is required to make interest only payments until maturity at which time the note is to be paid in full.